Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2017

			Intellectual
	Goodwill	Contracts	property	Patents	Total

Cost
Beginning of year	$118,664	$117,533	$118,819	$11,737	$366,753
Effect of movements in exchange rates	(7,265)	(7,721)	-	(771)	(15,757)

End of year	111,399	109,812	118,819	10,966	350,996

Accumulated amortization
Beginning of year	-	110,284	49,589	3,570	163,443
Amortization charge	-	2,002	4,091	630	6,723
Impairment charge	111,399	-	-	7,150	118,549
Effect of movements in exchange rates	-	(7,347)	-	(384)	(7,731)

End of year	111,399	104,939	53,680	10,966	280,984

Net book value at December 31, 2017	$-	$4,873	$65,139	$-	$70,012

At December 31, 2016

			Intellectual
	Goodwill	Contracts	property	Patents	Total

Cost
Beginning of year	$122,314	$121,148	$118,819	$12,098	$374,379
Effect of movements in exchange rates	(3,650)	(3,615)	-	(361)	(7,626)

End of year	118,664	117,533	118,819	11,737	366,753

Accumulated amortization
Beginning of year	-	108,809	45,430	3,010	157,249
Amortization charge	-	4,613	4,159	642	9,414
Effect of movements in exchange rates	-	(3,138)	-	(82)	(3,220)

End of year	-	110,284	49,589	3,570	163,443

Net book value at December 31, 2016	$118,664	$7,249	$69,230	$8,167	$203,310